Incentive Units	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014 Incentive Units	Sep. 30, 2014 Restricted Stock
Incentive Units
10.	Incentive Units

REA, as the parent company of Rice Drilling B, granted Incentive Units to certain members of management. The Incentive Units are not accounted for as equity instruments as the Incentive Units do not have the characteristics of a substantive class of equity. Rather, the Incentive Units provide the holders with a performance bonus for fair value accretion of REA equity. In connection with the January 2012 NGP investment in REA, 100,000 Tier I Legacy units, 13,000 Tier II Legacy units, and 17,000 Tier III Legacy units were issued. The Incentive Units will only be paid in cash and payout for each tier occurs when a specified level of cumulative cash distributions has been received by NGP.

In connection with the April 2013 NGP investment in REA, an additional 900,000 Tier I Legacy units, 987,000 Tier II Legacy Units and 983,000 Tier III Legacy Units were issued. In addition, 100,000 New Tier I Units, 100,000 New Tier II Units, 100,000 New Tier III Units, and 100,000 New Tier IV Units were issued. In June 2013, an additional 717,546 New Tier I Units, 577,546 New Tier II Units, 577,546 New Tier III Units, and 577,546 New Tier IV Units were issued to certain members of management. Similar to above, there is no payout of the awards until specified level of cumulative cash distributions has been received by NGP.

During 2012 and 2013, no payments were made in respect of Incentive Units. The Company has not recognized compensation cost on the Incentive Units because the payment conditions, which relate to a liquidity event are not probable at December 31, 2013. The estimated payout under these awards at December 31, 2013 is approximately $142.3 million if a liquidity event were to occur. Prior to December 31, 2013, this estimate was based upon an option pricing model with various Level 3 assumptions including internal business plans that were based on judgments and estimates regarding future economic conditions, costs, inflation rates and discount rates, among other factors. To the extent market transactions were known, this information was factored into the fair value estimate. At December 31, 2013, the Company no longer used an income approach to estimate the fair value and instead utilized a market approach to estimate the fair value. This change in fair value method was a result of the Rice Energy IPO.

On January 23, 2014, in connection with our IPO and corporate reorganization, the incentive units described above were modified. As a result of these modifications, certain of these incentive units are to be settled in cash and others are to be settled by the issuance of stock. The Company has not yet quantified the amount of the expense associated with the modifications.

8.	Incentive Units

In connection with the IPO and the related corporate reorganization, the Rice Appalachia incentive unit holders contributed their Rice Appalachia incentive units to Rice Holdings and NGP Holdings in return for substantially similar incentive units in such entities (except for those incentive units related to the incentive burden attributable to Mr. Daniel J. Rice III, which we acquired from the holders of such incentive units in exchange for the issuance of 160,831 shares of our common stock). In the first quarter of 2014, certain incentive units granted by NGP Holdings to certain employees triggered the pre-determined payout criteria, resulting in a cash payment by NGP Holdings of $4.4 million. No payments were made in respect of incentive units prior to the completion of the Company’s IPO. These two transactions resulted in non-cash compensation expense of $7.8 million being recorded in the first quarter of 2014 by the Company. As a result of the IPO, the payment likelihood related to the incentive units was deemed probable, requiring the Company to recognize expense.

For the three and nine months ended September 30, 2014, we recognized approximately $26.4 million and $101.7 million of compensation expense, respectively, relative to these interests, of which $12.0 million and $19.8 million has been paid by Mr. Daniel J. Rice III and NGP Holdings for the three and nine months ended September 30, 2014, respectively. We expect to recognize approximately $79.8 million of additional compensation expense over the remaining expected service periods, related to the Rice Holdings interests. The NGP Holdings interests are considered a liability-based award and will be adjusted on a quarterly basis until all payments have been made. As of September 30, 2014, the unrecognized compensation expense related to the NGP Holdings units is approximately $77.3 million which will be recognized over the remaining expected service period. The compensation expense related to these interests is treated as additional paid in capital from Rice Holdings and NGP Holdings in our financial statements and is not deductible for federal or state income tax purposes. The compensation expense recognized is a non-cash charge, with the settlement obligation resting on NGP Holdings and Rice Holdings, and as such are not dilutive to Rice Energy Inc.

In August 2014, the triggering event for the Rice Holdings incentive units was achieved. As a result, in August of 2015, 2016 and 2017, Rice Holdings will distribute one third, one half and all, respectively, of its then-remaining assets (consisting solely of shares of our common stock) to its members pursuant to the terms of its limited liability company agreement. As a result, over time, the shares of our common stock held by Rice Holdings will be transferred in their entirety to Rice Partners (or its successors) and the incentive unitholders.

As a result of our August 2014 Equity Offering, NGP Holdings paid approximately $12.0 million to holders of certain NGP Holdings incentive units.

Three tranches of the incentive units have a time vesting feature. A rollforward of those units from IPO to September 30, 2014 is included below.

Vested Units Balance, January 29, 2014	853,630
Vested During Period	565,881
Forfeited During Period	(214,869)
Granted During Period	214,869
Cancelled During Period	—

Vested Units Balance, September 30, 2014	1,419,511

Four tranches of the incentive units do not have a time vesting feature, and their payouts are triggered upon a future payment condition. The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following assumptions:

Rice Holdings
Valuation Date	1/29/2014
Dividend Yield	0.00%
Expected Volatility	47.00%
Risk-Free Rate	1.11%
Expected Life (Years)	4.0

Rice Holdings
Valuation Date	4/14/2014
Dividend Yield	0.00%
Expected Volatility	45.19%
Risk-Free Rate	1.13%
Expected Life (Years)	3.8

Rice Holdings
Valuation Date	4/16/2014
Dividend Yield	0.00%
Expected Volatility	44.32%
Risk-Free Rate	1.18%
Expected Life (Years)	3.8

NGP Holdings
Valuation Date	9/30/2014
Dividend Yield	0.00%
Expected Volatility	40.20%
Risk-Free Rate	0.58%
Expected Life (Years)	2.0

9.	Stock Compensation

During the nine months ended September 30, 2014, the Company granted stock compensation awards to certain non-employee directors and employees. The awards consisted of restricted stock units, which vest upon the passage of time, and performance units, which vest based upon attainment of specified performance criteria. Stock compensation expense related to these awards was $2.1 million and $3.3 million for the three and nine months ended September 30, 2014, respectively. As of September 30, 2014, the Company has unrecognized compensation expense related to these equity awards of $17.5 million.